Note 12 - Income Taxes - Reconciliation of Differences Between Effective and Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal statutory rate	$ (5,218,730)	$ (2,673,920)
Federal statutory rate	35.00%	35.00%
Change in valuation allowance	$ (9,366,549)	$ 4,091,895
Change in valuation allowance	62.82%	(53.56%)
Net nontaxable income related to derivatives	$ (70,786)	$ (1,214,608)
Net nontaxable income related to derivatives	0.47%	15.90%
Deferred remeasurement	$ 15,181,980	$ 0
Deferred remeasurement	(101.83%)	0.00%
Miscellaneous	$ (111,678)	$ 18,717
Miscellaneous	0.75%	(0.24%)
	$ 0	$ 0
	0.00%	0.00%
State and Local Jurisdiction [Member] | IDAHO [Member]
State income taxes	$ (2,514)	$ (2,455)
State income taxes	0.02%	0.03%
State and Local Jurisdiction [Member] | UTAH [Member]
State income taxes	$ (378,650)	$ (191,070)
State income taxes	2.54%	2.50%
State and Local Jurisdiction [Member] | NEW YORK [Member]
State income taxes	$ (17,300)	$ (28,559)
State income taxes	0.12%	0.37%
State and Local Jurisdiction [Member] | Florida [Member]
State income taxes	$ (8,754)	$ 0
State income taxes	0.06%	0.00%
State and Local Jurisdiction [Member] | Montana [Member]
State income taxes	$ (7,019)	$ 0
State income taxes	0.05%	0.00%